Exploration and evaluation of oil and gas reserves (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exploration costs recognized in the statement of income
Geological and geophysical expenses	$ (781)	$ (412)	$ (566)
Exploration expenditures written off (includes dry wells and signature bonuses)	(427)	(482)	(421)
Contractual penalties on local content requirements	(1)	(5)	12
Other exploration expenses	(8)	(14)	(7)
Total expenses	(1,217)	(913)	(982)
Cash used in:
Operating activities	789	426	573
Investment activities	1,154	582	672
Total cash used	$ 1,943	$ 1,008	$ 1,245